INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 1,915	$ 2,105
Work in progress	457	911
Finished products	4,806	5,427
Total inventory	$ 7,178	$ 8,443